UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2009

Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents

4 Performance Summary

6 Information About Your Fund's Expenses

8 Portfolio Summary

10 Investment Portfolio

34 Financial Statements

38 Financial Highlights

39 Notes to Financial Statements

47 Summary of Management Fee Evaluation by Independent Fee Consultant

52 Summary of Administrative Fee Evaluation by Independent Fee Consultant

53 Account Management Resources

54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Additionally, the fund may not be able to replicate the MSCI EAFE ® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.52% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/09
DWS EAFE® Equity Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	6.56%	-31.10%	-8.09%	2.10%	.71%
MSCI EAFE® Index+	7.95%	-31.35%	-7.98%	2.31%	1.18%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/09	$ 10.22
12/31/08	$ 9.64
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ .04
Institutional Class Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	125	of	288	44
3-Year	136	of	200	68
5-Year	74	of	125	59
10-Year	49	of	63	77

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30
Comparative Results as of 6/30/09
DWS EAFE® Equity Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$689,000	$776,400	$1,109,600	$1,072,900
	Average annual total return	-31.10%	-8.09%	2.10%	.71%
MSCI EAFE® Index+	Growth of $1,000,000	$686,500	$779,300	$1,120,900	$1,124,300
	Average annual total return	-31.35%	-7.98%	2.31%	1.18%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,065.60
Expenses Paid per $1,000*	$ 2.87
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.02
Expenses Paid per $1,000*	$ 2.81
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.56%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Japan	24%	25%
United Kingdom	19%	17%
France	10%	10%
Germany	8%	9%
Switzerland	8%	8%
Australia	7%	6%
Spain	5%	5%
Netherlands	4%	5%
Italy	3%	4%
Other	12%	11%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Financials	25%	23%
Industrials	12%	12%
Consumer Discretionary	10%	10%
Consumer Staples	10%	10%
Materials	9%	8%
Energy	9%	8%
Health Care	8%	10%
Utilities	6%	7%
Telecommunication Services	6%	7%
Information Technology	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2009 (14.4% of Net Assets)	Country	Percent
1. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.9%
2. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.8%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.7%
4. Nestle SA Producer and seller of food products	Switzerland	1.7%
5. Total SA Produces, refines, transports and markets oil and natural gas	France	1.4%
6. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.3%
7. Vodafone Group PLC Provider of mobile telecommunications services	United Kingdom	1.2%
8. Banco Santander SA Provider of commercial banking services	Spain	1.2%
9. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.1%
10. Telefonica SA Provider of telecommunication services	Spain	1.1%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 98.2%
Australia 7.1%
AGL Energy Ltd.	13,749	148,270
Alumina Ltd.	43,039	49,400
Amcor Ltd.	26,796	107,587
AMP Ltd.	65,283	255,798
Aristocrat Leisure Ltd.	11,798	35,853
Arrow Energy Ltd.*	11,979	34,088
ASX Ltd.	6,107	181,439
Australia & New Zealand Banking Group Ltd.	65,922	871,466
AXA Asia Pacific Holdings Ltd.	25,507	79,784
Bendigo & Adelaide Bank Ltd.	6,301	35,242
BHP Billiton Ltd.	108,803	2,982,009
Billabong International Ltd.	3,957	27,807
BlueScope Steel Ltd.	54,962	111,170
Boral Ltd.	21,202	69,065
Brambles Ltd.	48,612	232,560
Caltex Australia Ltd.	3,811	42,342
CFS Retail Property Trust (REIT)	52,679	69,646
Coca-Cola Amatil Ltd.	20,732	143,620
Cochlear Ltd.	1,919	89,139
Commonwealth Bank of Australia	47,957	1,499,476
Computershare Ltd.	14,173	102,701
Crown Ltd.	16,216	94,495
CSL Ltd.	19,621	507,122
CSR Ltd.	34,545	47,042
Dexus Property Group (REIT)	113,352	67,954
Fairfax Media Ltd.	67,598	66,170
Fortescue Metals Group Ltd.*	47,986	145,502
Foster's Group Ltd.	66,152	274,183
Goodman Fielder Ltd.	5,658	5,926
GPT Group (REIT)	352,560	137,609
Harvey Norman Holdings Ltd.	16,119	42,703
Incitec Pivot Ltd.	59,178	112,610
Insurance Australia Group Ltd.	68,457	191,987
Leighton Holdings Ltd.	5,224	98,357
Lend Lease Corp., Ltd.	12,613	71,051
Lion Nathan Ltd.	12,132	113,505
Macquarie Airports	24,810	45,316
Macquarie Group Ltd.	9,792	307,562
Macquarie Infrastructure Group (Units)	87,106	100,038
Metcash Ltd.	17,900	61,989
Mirvac Group (REIT)	57,476	49,536
National Australia Bank Ltd.	60,721	1,093,226
Newcrest Mining Ltd.	15,742	385,745
OneSteel Ltd.	34,625	71,425
Orica Ltd.	13,155	229,009
Origin Energy Ltd.	29,747	350,032
OZ Minerals Ltd.	89,203	66,080
Paladin Energy Ltd.*	16,135	63,530
Perpetual Ltd.	1,300	29,768
Qantas Airways Ltd.	37,279	60,137
QBE Insurance Group Ltd.	30,434	485,599
Rio Tinto Ltd.	9,565	400,317
Santos Ltd.	27,989	328,801
Sims Metal Management Ltd.	4,389	91,379
Sonic Healthcare Ltd.	11,087	109,762
Stockland (REIT)	63,628	163,151
Suncorp-Metway Ltd.	43,387	232,969
TABCORP Holdings Ltd.	17,223	99,112
Tatts Group Ltd.	31,041	63,673
Telstra Corp., Ltd.	149,426	407,719
Toll Holdings Ltd.	19,675	97,614
Transurban Group (Units)	41,627	138,630
Wesfarmers Ltd.	32,758	596,316
Wesfarmers Ltd. (PPS)	5,865	110,693
Westfield Group (REIT)	67,071	610,912
Westpac Banking Corp.	95,012	1,539,039
Woodside Petroleum Ltd.	15,830	548,534
Woolworths Ltd.	40,397	854,210
WorleyParsons Ltd.	5,139	97,908
(Cost $14,459,907)		19,034,409
Austria 0.3%
Erste Group Bank AG	5,454	148,185
Oesterreichische Elektrizitaetswirtschafts AG "A"	2,410	122,928
OMV AG	5,090	190,816
Raiffeisen International Bank-Holding AG (a)	1,870	64,941
Telekom Austria AG	10,697	167,369
Vienna Insurance Group	1,160	50,418
voestalpine AG (a)	4,050	111,116
(Cost $831,277)		855,773
Belgium 0.9%
Anheuser-Busch InBev NV	23,211	840,297
Anheuser-Busch InBev NV (VVPR Strip)*	11,072	47
Belgacom SA	5,241	167,550
Colruyt SA	515	117,527
Compagnie Nationale a Portefeuille	1,055	51,003
Delhaize Group	2,938	206,856
Dexia SA*	17,794	134,935
Fortis*	65,458	223,173
Groupe Bruxelles Lambert SA	2,502	183,232
KBC GROEP NV*	4,956	90,410
Mobistar SA	744	45,924
Solvay SA	1,856	156,592
UCB SA	3,721	119,280
Umicore	4,821	109,807
(Cost $3,439,965)		2,446,633
Bermuda 0.1%
Seadrill Ltd. (Cost $148,908)	9,100	130,757
Channel Islands 0.1%
Randgold Resources Ltd. (Cost $159,049)	2,239	143,960
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $125,743)	16,170	90,167
Denmark 0.9%
A P Moller-Maersk AS "A"	18	105,737
A P Moller-Maersk AS "B"	34	204,161
Carlsberg AS "B"	3,158	202,990
Coloplast AS "B"	812	55,947
Danske Bank AS*	14,086	243,142
DSV AS*	6,480	80,480
H. Lundbeck AS	1,351	25,735
Novo Nordisk AS "B"	14,655	796,529
Novozymes AS "B"	1,560	126,794
Topdanmark AS*	613	71,640
Trygvesta AS	910	53,687
Vestas Wind Systems AS*	6,296	452,606
William Demant Holding AS*	765	39,595
(Cost $1,296,366)		2,459,043
Finland 1.3%
Elisa Oyj	5,062	83,447
Fortum Oyj	13,836	315,594
Kesko Oyj "B"	2,433	64,498
Kone Oyj "B"	5,420	166,457
Metso Corp.	4,186	78,409
Neste Oil Oyj	4,336	60,365
Nokia Oyj	122,355	1,785,608
Nokian Renkaat Oyj	3,100	58,450
Orion Oyj "B"	2,200	34,517
Outokumpu Oyj	4,200	72,741
Pohjola Bank PLC	3,612	28,889
Rautaruukki Oyj	3,222	64,436
Sampo Oyj "A"	13,271	250,429
SanomaWSOY Oyj	1,621	25,213
Stora Enso Oyj "R"*	19,656	103,727
UPM-Kymmene Oyj	16,218	141,346
Wartsila Oyj (a)	2,703	87,314
(Cost $3,110,625)		3,421,440
France 9.6%
Accor SA (a)	4,781	190,119
Aeroports de Paris	992	72,798
Air France-KLM	5,076	65,077
Air Liquide SA	7,670	702,346
Alcatel-Lucent*	71,866	181,088
Alstom SA (a)	6,587	389,861
Atos Origin SA*	2,155	73,166
AXA SA	49,149	929,178
BNP Paribas	26,690	1,732,017
Bouygues SA	7,496	281,888
Bureau Veritas SA	986	48,637
Cap Gemini SA	4,059	149,924
Carrefour SA	19,967	854,136
Casino Guichard-Perrachon SA	1,306	88,215
Christian Dior SA	1,719	128,551
CNP Assurances	1,552	148,180
Compagnie de Saint-Gobain	11,440	382,512
Compagnie Generale de Geophysique-Veritas*	4,575	82,591
Compagnie Generale des Etablissements Michelin "B" (a)	4,495	256,908
Credit Agricole SA	27,616	345,889
DANONE SA (a)	16,580	819,946
Dassault Systemes SA	2,049	90,601
Eiffage SA	1,060	61,855
Electricite de France	7,157	349,004
Eramet	158	41,461
Essilor International SA	6,247	298,220
Eurazeo	717	29,887
Eutelsat Communications	2,223	57,428
France Telecom SA	130,895	1,314,228
GDF Suez	38,348	1,432,594
GDF Suez (VVPR Strip)*	2,982	4
Gecina SA (REIT)	556	34,401
Hermes International	1,726	240,243
Icade (REIT)	786	64,641
Iliad SA	250	24,283
Imerys SA*	1,220	51,271
JC Decaux SA*	2,519	40,091
Klepierre (REIT)	3,744	96,573
L'Oreal SA	7,665	573,866
Lafarge SA*	1,812	119,359
Lafarge SA* (a)	4,412	299,562
Lagardere SCA	4,589	152,742
Legrand SA	1,432	31,285
LVMH Moet Hennessy Louis Vuitton SA	7,833	599,545
M6 Metropole Television	416	7,882
Natixis*	31,191	60,358
Neopost SA	943	84,798
PagesJaunes Groupe (a)	3,445	33,541
Pernod Ricard SA (a)	6,031	380,750
PPR	2,342	191,635
PSA Peugeot Citroen*	5,297	139,721
Publicis Groupe	3,764	114,923
Renault SA*	5,743	212,014
Safran SA (a)	6,778	89,618
Sanofi-Aventis	33,685	1,981,055
Schneider Electric SA	7,329	560,519
SCOR SE	5,089	104,513
Societe BIC SA	1,073	61,627
Societe Generale	15,205	829,576
Societe Television Francaise 1	4,061	45,684
Sodexo	2,959	152,200
Suez Environnement SA	9,376	164,421
Technip SA	3,621	177,990
Thales SA	3,436	153,763
Total SA	68,530	3,711,732
Unibail-Rodamco SE (REIT)	2,573	384,228
Vallourec SA (a)	1,971	239,626
Veolia Environnement	11,703	345,741
Vinci SA	13,531	607,274
Vivendi	37,370	895,172
(Cost $24,477,904)		25,656,532
Germany 7.4%
Adidas AG	6,146	234,186
Allianz SE (Registered)	14,708	1,360,074
BASF SE	29,992	1,196,272
Bayer AG	24,823	1,332,897
Bayerische Motoren Werke (BMW) AG	10,379	391,985
Beiersdorf AG	3,087	145,522
Celesio AG	3,525	81,022
Commerzbank AG* (a)	22,801	141,767
Daimler AG (Registered)	29,340	1,061,578
Deutsche Bank AG (Registered) (b)	18,165	1,105,393
Deutsche Boerse AG	6,082	472,716
Deutsche Lufthansa AG (Registered)	8,159	102,562
Deutsche Post AG (Registered)	27,298	356,792
Deutsche Postbank AG*	2,606	66,447
Deutsche Telekom AG (Registered)	92,300	1,090,851
E.ON AG	61,450	2,181,127
Fraport AG	1,613	69,151
Fresenius Medical Care AG & Co. KGaA (a)	6,095	272,010
Fresenius SE	707	33,174
GEA Group AG	5,622	85,285
Hamburger Hafen und Logistik AG	153	5,907
Hannover Rueckversicherung AG (Registered)*	1,735	64,184
Henkel AG & Co. KGaA	4,406	118,807
Hochtief AG	1,509	76,238
K+S AG	4,607	259,519
Linde AG	4,619	379,750
MAN SE	3,279	201,672
Merck KGaA	2,004	204,308
Metro AG	3,518	168,170
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,584	890,451
Puma AG	163	35,778
RWE AG	13,623	1,075,460
Salzgitter AG	1,505	132,318
SAP AG	27,904	1,124,973
Siemens AG (Registered)	26,644	1,844,575
Solarworld AG (a)	2,432	57,432
Suedzucker AG	1,621	32,970
ThyssenKrupp AG	11,168	278,248
TUI AG*	6,799	50,247
United Internet AG (Registered)*	2,550	29,953
Volkswagen AG	2,883	975,947
Wacker Chemie AG	468	53,905
(Cost $17,391,710)		19,841,623
Greece 0.5%
Alpha Bank AE*	11,220	121,238
Coca-Cola Hellenic Bottling Co. SA	6,205	127,146
EFG Eurobank Ergasias*	10,985	114,435
Hellenic Petroleum SA	4,312	41,683
Hellenic Telecommunications Organization SA	8,360	127,603
Marfin Investment Group SA*	21,790	92,841
National Bank of Greece SA*	15,395	421,795
OPAP SA	6,919	183,755
Piraeus Bank SA	9,523	93,869
Public Power Corp. SA*	3,486	71,747
Titan Cement Co. SA	1,949	51,326
(Cost $1,610,394)		1,447,438
Hong Kong 2.4%
ASM Pacific Technology Ltd.	5,000	25,727
Bank of East Asia Ltd.	48,794	148,030
BOC Hong Kong (Holdings) Ltd.	132,000	233,657
Cathay Pacific Airways Ltd.	55,000	75,310
Cheung Kong (Holdings) Ltd.	46,000	526,170
Cheung Kong Infrastructure Holdings Ltd.	10,000	34,876
Chinese Estates Holdings Ltd.	20,143	36,613
CLP Holdings Ltd.	67,774	450,019
Esprit Holdings Ltd.	32,815	183,556
Foxconn International Holdings Ltd.*	78,000	51,874
Genting Singapore PLC*	92,496	43,423
Hang Lung Group Ltd.	25,000	118,163
Hang Lung Properties Ltd.	61,000	197,829
Hang Seng Bank Ltd.	22,400	316,556
Henderson Land Development Co., Ltd.	31,672	179,975
Hong Kong & China Gas Co., Ltd.	131,242	275,843
Hong Kong Aircraft Engineering Co., Ltd.	1,600	18,657
Hong Kong Exchanges & Clearing Ltd.	32,500	504,637
Hongkong Electric Holdings Ltd.	40,500	225,547
Hopewell Holdings Ltd.	25,000	77,700
Hutchison Whampoa Ltd.	66,100	429,698
Hysan Development Co., Ltd.	14,243	36,342
Kerry Properties Ltd.	24,432	109,239
Li & Fung Ltd.	69,120	183,432
Lifestyle International Holdings Ltd.	15,000	19,507
Link (REIT)	67,000	142,842
Mongolia Energy Corp., Ltd.*	108,000	40,219
MTR Corp., Ltd.	51,991	156,809
New World Development Co., Ltd.	87,036	156,210
Noble Group Ltd.	38,400	48,077
NWS Holdings Ltd.	22,000	39,600
Orient Overseas International Ltd.	5,900	25,003
Shangri-La Asia Ltd.	52,499	77,825
Sino Land Co., Ltd.	49,198	80,845
Sun Hung Kai Properties Ltd.	44,297	553,077
Swire Pacific Ltd. "A"	27,000	268,907
Television Broadcasts Ltd.	9,000	35,147
Wharf Holdings Ltd.	48,864	206,889
Wheelock & Co., Ltd.	26,000	66,635
Wing Hang Bank Ltd.	6,000	52,901
Yue Yuen Industrial (Holdings) Ltd.	21,000	47,051
(Cost $5,169,861)		6,500,417
Ireland 0.4%
Anglo Irish Bank Corp. PLC	26,763	8,147
CRH PLC	21,796	499,433
Elan Corp. PLC*	17,064	114,235
Experian PLC	31,761	238,025
Kerry Group PLC "A"	4,107	93,764
Ryanair Holdings PLC*	10,294	47,162
(Cost $1,461,617)		1,000,766
Italy 3.5%
A2A SpA	39,812	72,812
ACEA SpA	2,426	29,643
Alleanza Assicurazioni SpA	15,390	105,969
Assicurazioni Generali SpA	33,635	701,984
Atlantia SpA	7,547	152,737
Autogrill SpA	3,093	26,234
Banca Carige SpA	20,481	56,304
Banca Monte dei Paschi di Siena SpA	75,057	121,235
Banca Popolare di Milano Scarl	14,402	86,189
Banco Popolare Societa Cooperativa*	22,811	170,345
Enel SpA	211,920	1,032,403
Eni SpA	84,295	1,999,717
EXOR SpA	2,649	38,370
Fiat SpA*	23,079	234,130
Finmeccanica SpA	12,553	177,135
Fondiaria-Sai SpA	2,571	41,742
Intesa Sanpaolo*	245,433	795,736
Intesa Sanpaolo (RSP)	34,089	84,007
Italcementi SpA	2,813	32,146
Lottomatica SpA	2,109	40,718
Luxottica Group SpA*	4,890	101,700
Mediaset SpA	23,810	133,892
Mediobanca SpA	15,258	183,389
Mediolanum SpA	6,085	32,564
Parmalat SpA	57,791	139,644
Pirelli & C. SpA*	84,527	29,887
Prysmian SpA	3,800	57,245
Saipem SpA	8,167	199,361
Snam Rete Gas SpA	46,514	204,614
Telecom Italia SpA	313,014	433,526
Telecom Italia SpA (RSP)	185,889	182,778
Terna-Rete Elettrica Nationale SpA	38,013	126,782
UBI Banca-Unione di Banche Italiane ScpA	18,829	245,790
UniCredit SpA*	460,620	1,180,093
Unipol Gruppo Finanziario SpA*	16,413	19,223
(Cost $10,643,220)		9,270,044
Japan 23.7%
ACOM Co., Ltd.	1,170	29,202
Advantest Corp.	5,300	95,580
AEON Co., Ltd.	19,800	195,035
Aeon Credit Service Co., Ltd.	2,730	35,542
AEON Mall Co., Ltd.	1,100	20,814
Aioi Insurance Co., Ltd.	11,000	50,008
Aisin Seiki Co., Ltd.	5,600	121,101
Ajinomoto Co., Inc.	21,000	165,944
Alfresa Holdings Corp.	1,000	46,028
All Nippon Airways Co., Ltd.	25,000	87,306
Amada Co., Ltd.	15,000	92,696
Aozora Bank Ltd.*	12,000	18,441
Asahi Breweries Ltd. (a)	12,100	173,761
Asahi Glass Co., Ltd.	35,000	279,310
Asahi Kasei Corp.	37,000	187,491
ASICS Corp.	3,000	27,238
Astellas Pharma, Inc.	15,200	536,925
Benesse Corp.	2,200	87,927
Bridgestone Corp.	17,900	279,613
Brother Industries Ltd.	6,000	52,965
Canon Marketing Japan, Inc.	2,000	27,919
Canon, Inc.	35,000	1,139,144
Casio Computer Co., Ltd.	9,200	81,889
Central Japan Railway Co.	53	325,643
Chubu Electric Power Co., Inc.	22,200	513,173
Chugai Pharmaceutical Co., Ltd.	6,000	114,316
Chugoku Electric Power Co., Inc.	8,600	179,533
Chuo Mitsui Trust Holdings, Inc.	35,100	133,204
Citizen Holdings Co., Ltd.	9,300	47,435
Cosmo Oil Co., Ltd.	14,000	47,446
Credit Saison Co., Ltd.	6,300	79,551
Dai Nippon Printing Co., Ltd.	20,000	273,404
Daicel Chemical Industries Ltd.	6,000	36,264
Daido Steel Co., Ltd.	8,000	32,633
Daihatsu Motor Co., Ltd.	4,000	37,064
Daiichi Sankyo Co., Ltd.	22,700	406,188
Daikin Industries Ltd.	8,200	262,142
Daito Trust Construction Co., Ltd.	3,000	140,819
Daiwa House Industry Co., Ltd.	16,000	171,450
Daiwa Securities Group, Inc.	41,000	242,328
DeNA Co., Ltd.	6	20,055
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	47,037
Denso Corp.	16,500	420,614
DENTSU, Inc.	6,098	125,653
DIC Corp.	21,000	32,745
Dowa Holdings Co., Ltd.	9,000	37,301
East Japan Railway Co.	10,939	658,708
Eisai Co., Ltd.	8,000	284,649
Electric Power Development Co., Ltd.	4,700	133,194
Elpida Memory, Inc.*	3,100	33,163
FamilyMart Co., Ltd.	2,300	72,087
FANUC Ltd.	5,600	446,827
Fast Retailing Co., Ltd.	1,500	195,367
Fuji Electric Holdings Co., Ltd.	13,000	21,454
Fuji Heavy Industries Ltd.	14,000	56,306
Fuji Media Holdings, Inc.	21	31,632
Fujifilm Holdings Corp.	16,400	517,393
Fujitsu Ltd.	64,000	346,799
Fukuoka Financial Group, Inc.	26,000	115,937
GS Yuasa Corp. (a)	8,000	70,241
Hakuhodo Dy Holdings, Inc.	500	26,894
Hankyu Hanshin Holdings, Inc.	37,200	174,088
Hikari Tsushin, Inc.	500	11,227
Hino Motors Ltd.	6,000	18,596
Hirose Electric Co., Ltd.	900	95,688
Hisamitsu Pharmaceutical Co., Inc.	1,500	46,594
Hitachi Chemical Co., Ltd.	3,400	54,645
Hitachi Construction Machinery Co., Ltd.	2,700	43,673
Hitachi High-Technologies Corp.	1,000	16,960
Hitachi Ltd.	114,000	353,084
Hitachi Metals Ltd.	4,000	33,760
Hokkaido Electric Power Co., Inc.	5,400	101,112
Hokuhoku Financial Group, Inc.	52,000	129,885
Hokuriku Electric Power Co.	5,000	114,294
Honda Motor Co., Ltd.	53,900	1,475,844
Hoya Corp.	12,800	256,288
IBIDEN Co., Ltd.	4,200	117,324
Idemitsu Kosan Co., Ltd.	900	76,951
IHI Corp.*	50,000	86,013
INPEX Corp.	26	207,097
Isetan Mitsukoshi Holdings Ltd.	12,120	123,054
Isuzu Motors Ltd.	51,000	81,453
ITO EN Ltd.	1,600	22,695
Itochu Corp.	47,000	324,625
Itochu Techno-Solutions Corp.	800	23,740
J. Front Retailing Co., Ltd.	16,000	76,124
JAFCO Co., Ltd.	600	20,005
Japan Airlines Corp.*	19,000	36,606
Japan Petroleum Exploration Co., Ltd.	500	27,588
Japan Prime Realty Investment Corp. (REIT)	10	21,613
Japan Real Estate Investment Corp. (REIT)	15	124,494
Japan Retail Fund Investment Corp. (REIT)	15	69,199
Japan Steel Works Ltd.	12,000	147,334
Japan Tobacco, Inc.	152	473,777
JFE Holdings, Inc.	16,325	545,261
JGC Corp.	7,000	112,603
JS Group Corp.	9,348	143,945
JSR Corp.	7,200	122,698
JTEKT Corp.	7,100	71,584
Jupiter Telecommunications Co., Ltd.	56	42,457
Kajima Corp.	33,000	102,607
Kamigumi Co., Ltd.	6,000	50,508
Kaneka Corp.	8,000	56,602
Kansai Electric Power Co., Inc.	25,500	562,737
Kansai Paint Co., Ltd.	5,000	35,798
Kao Corp.	18,000	392,279
Kawasaki Heavy Industries Ltd.	51,000	139,778
Kawasaki Kisen Kaisha Ltd.	22,000	90,055
KDDI Corp.	98	519,573
Keihin Electric Express Railway Co., Ltd.	12,000	93,019
Keio Corp.	16,000	92,968
Keisei Electric Railway Co., Ltd.	5,000	29,772
Keyence Corp.	1,470	299,159
Kikkoman Corp.	7,000	70,070
Kinden Corp.	6,000	52,572
Kintetsu Corp. (a)	46,900	206,617
Kirin Holdings Co., Ltd.	27,000	376,927
Kobe Steel Ltd.	82,000	151,538
Komatsu Ltd.	27,900	428,188
Konami Corp.	3,600	68,920
Konica Minolta Holdings, Inc.	14,000	145,471
Kubota Corp.	34,000	279,228
Kuraray Co., Ltd.	10,500	116,390
Kurita Water Industries Ltd.	4,400	141,749
Kyocera Corp.	5,500	412,580
Kyowa Hakko Kirin Co., Ltd.	6,910	77,933
Kyushu Electric Power Co., Inc.	11,800	253,966
Lawson, Inc.	1,900	83,495
Leopalace21 Corp.	5,000	44,421
Mabuchi Motor Co., Ltd.	1,200	57,697
Makita Corp.	3,600	86,703
Marubeni Corp.	51,000	225,313
Marui Group Co., Ltd.	10,400	72,939
Maruichi Steel Tube Ltd.	1,000	18,852
Mazda Motor Corp.	26,000	66,007
Mediceo Paltac Holdings Co., Ltd.	5,100	58,358
MEIJI Holdings Co., Ltd.*	1,900	76,362
Minebea Co., Ltd.	8,000	33,846
Mitsubishi Chemical Holdings Corp.	39,500	166,636
Mitsubishi Corp.	44,700	820,924
Mitsubishi Electric Corp.	60,000	377,529
Mitsubishi Estate Co., Ltd.	38,000	629,506
Mitsubishi Gas Chemical Co., Inc.	16,000	87,015
Mitsubishi Heavy Industries Ltd.	100,000	412,500
Mitsubishi Logistics Corp.	5,000	55,112
Mitsubishi Materials Corp.	43,000	133,623
Mitsubishi Motors Corp.* (a)	123,000	229,634
Mitsubishi Rayon Co., Ltd.	17,000	49,211
Mitsubishi Tanabe Pharma Corp.	8,000	91,939
Mitsubishi UFJ Financial Group, Inc.	302,900	1,861,985
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	46,888
Mitsui & Co., Ltd.	55,000	647,927
Mitsui Chemicals, Inc.	24,000	76,442
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	46,889
Mitsui Fudosan Co., Ltd.	28,000	485,095
Mitsui Mining & Smelting Co., Ltd.*	19,000	48,870
Mitsui O.S.K. Lines Ltd.	40,000	258,055
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,778	359,288
Mitsumi Electric Co., Ltd.	2,000	42,481
Mizuho Financial Group, Inc. (a)	313,914	730,099
Mizuho Trust & Banking Co., Ltd.*	37,000	47,636
Murata Manufacturing Co., Ltd.	6,600	279,738
Namco Bandai Holdings, Inc.	9,050	99,266
NEC Corp.*	56,000	218,637
NGK Insulators Ltd.	7,000	142,141
NGK Spark Plug Co., Ltd.	6,000	57,021
NHK Spring Co., Ltd.	3,000	20,036
Nidec Corp.	3,200	193,366
Nikon Corp.	10,000	171,911
Nintendo Co., Ltd.	3,200	880,653
Nippon Building Fund, Inc. (REIT)	16	136,933
Nippon Electric Glass Co., Ltd.	14,000	156,054
Nippon Express Co., Ltd.	25,000	113,265
Nippon Meat Packers, Inc.	5,000	63,059
Nippon Mining Holdings, Inc.	32,500	167,735
Nippon Oil Corp.	41,000	241,328
Nippon Paper Group, Inc.	2,900	74,921
Nippon Sheet Glass Co., Ltd.	16,000	46,335
Nippon Steel Corp.	169,000	644,527
Nippon Telegraph & Telephone Corp.	16,738	681,034
Nippon Yusen Kabushiki Kaisha	34,000	145,894
NIPPONKOA Insurance Co., Ltd.	21,000	121,804
Nishi-Nippon City Bank Ltd.	16,000	40,235
Nissan Chemical Industries Ltd.	4,000	44,897
Nissan Motor Co., Ltd.	83,300	502,903
Nisshin Seifun Group, Inc.	5,000	59,361
Nisshin Steel Co., Ltd.	29,000	64,506
Nisshinbo Holdings, Inc.	3,000	33,798
Nissin Foods Holdings Co., Ltd.	2,600	78,768
Nitori Co., Ltd.	700	49,683
Nitto Denko Corp.	4,800	145,447
NOK Corp.	3,300	38,243
Nomura Holdings, Inc.	82,500	691,195
Nomura Real Estate Holdings, Inc.	1,800	30,940
Nomura Real Estate Office Fund, Inc. (REIT)	6	38,108
Nomura Research Institute Ltd.	3,800	84,300
NSK Ltd.	17,000	85,821
NTN Corp.	13,000	51,751
NTT Data Corp.	39	125,763
NTT DoCoMo, Inc.	504	736,109
NTT Urban Development Corp.	25	24,107
Obayashi Corp.	21,000	102,711
OBIC Co., Ltd.	200	32,421
Odakyu Electric Railway Co., Ltd.	19,000	162,467
Oji Paper Co., Ltd.	25,000	107,299
Olympus Corp.	7,000	164,490
Omron Corp.	6,400	92,028
Ono Pharmaceutical Co., Ltd.	3,300	146,000
Onward Kashiyama Co.	4,000	25,759
Oracle Corp.	1,100	40,305
Oriental Land Co., Ltd.	1,800	120,512
ORIX Corp.	3,400	200,517
Osaka Gas Co., Ltd.	61,000	194,691
OSAKA Titanium Technologies Co., Ltd.	400	14,606
Otsuka Corp.	300	15,962
Panasonic Corp.	64,614	866,673
Panasonic Electric Works Co., Ltd.	11,000	103,836
Promise Co., Ltd.	2,700	34,373
Rakuten, Inc.	236	141,845
Resona Holdings, Inc. (a)	15,900	222,878
Ricoh Co., Ltd.	21,000	269,004
Rinnai Corp.	800	35,315
ROHM Co., Ltd.	3,500	254,217
Sankyo Co., Ltd.	1,500	80,186
Santen Pharmaceutical Co., Ltd.	2,000	60,829
Sanyo Electric Co., Ltd.*	50,000	129,242
Sapporo Hokuyo Holdings, Inc.*	8,000	22,915
Sapporo Holdings Ltd.	5,000	28,518
SBI Holdings, Inc.	656	132,943
Secom Co., Ltd.	6,500	263,655
Sega Sammy Holdings, Inc.	6,000	75,869
Seiko Epson Corp.	3,300	53,584
Sekisui Chemical Co., Ltd.	14,000	87,720
Sekisui House Ltd.	14,000	141,517
Seven & I Holdings Co., Ltd.	25,600	600,606
Seven Bank Ltd.	10	26,148
Sharp Corp.	31,000	319,843
Shikoku Electric Power Co., Inc.	5,600	167,176
Shimadzu Corp.	6,000	47,907
Shimamura Co., Ltd.	1,000	79,414
Shimano, Inc.	2,500	95,404
Shimizu Corp.	18,000	78,141
Shin-Etsu Chemical Co., Ltd.	13,600	628,119
Shinko Electric Industries Co., Ltd.	1,000	12,298
Shinko Securities Co., Ltd.	12,000	37,304
Shinsei Bank Ltd.*	42,000	67,051
Shionogi & Co., Ltd.	9,000	173,861
Shiseido Co., Ltd.	10,000	163,620
Showa Denko KK	34,000	60,675
Showa Shell Sekiyu KK	5,000	52,703
SMC Corp.	1,800	192,930
Softbank Corp.	22,200	431,122
Sojitz Corp.	36,300	79,240
Sompo Japan Insurance, Inc.	31,000	205,813
Sony Corp.	33,100	855,053
Sony Financial Holdings, Inc.	27	74,321
Square Enix Holdings Co., Ltd.	1,300	30,441
Stanley Electric Co., Ltd.	6,200	124,879
Sumco Corp.	4,600	65,116
Sumitomo Chemical Co., Ltd.	49,000	219,634
Sumitomo Corp.	35,100	354,944
Sumitomo Electric Industries Ltd.	23,200	260,076
Sumitomo Heavy Industries Ltd.	20,000	88,477
Sumitomo Metal Industries Ltd.	120,000	316,922
Sumitomo Metal Mining Co., Ltd.	17,000	239,055
Sumitomo Mitsui Financial Group, Inc.	30,196	1,221,078
Sumitomo Realty & Development Co., Ltd.	12,000	218,282
Sumitomo Rubber Industries Ltd.	6,600	52,825
Sumitomo Trust & Banking Co., Ltd.	44,000	236,857
Suzuken Co., Ltd.	1,900	54,940
Suzuki Motor Corp.	11,200	250,441
T&D Holdings, Inc.	6,100	173,937
Taiheiyo Cement Corp.	29,000	49,658
Taisei Corp.	29,000	69,819
Taisho Pharmaceutical Co., Ltd.	5,000	94,631
Taiyo Nippon Sanso Corp.	7,000	66,592
Takashimaya Co., Ltd.	12,000	94,283
Takeda Pharmaceutical Co., Ltd.	24,700	959,759
TDK Corp.	3,600	168,277
Teijin Ltd.	30,000	96,356
Terumo Corp.	5,900	259,720
The 77 Bank Ltd.	8,000	46,402
The Bank of Kyoto Ltd.	12,000	110,927
The Bank of Yokohama Ltd.	38,000	202,396
The Chiba Bank Ltd.	28,000	182,181
The Chugoku Bank Ltd.	4,000	55,360
The Furukawa Electric Co., Ltd.	24,000	107,646
The Gunma Bank Ltd.	10,000	55,451
The Hachijuni Bank Ltd.	13,258	74,793
The Hiroshima Bank Ltd.	12,000	49,871
The Iyo Bank Ltd.	6,000	61,150
The Joyo Bank Ltd.	28,000	142,346
The Shizuoka Bank Ltd.	20,000	197,559
The Suruga Bank Ltd.	6,000	57,189
THK Co., Ltd.	3,300	49,206
Tobu Railway Co., Ltd.	28,000	164,470
Toho Co., Ltd.	4,300	69,995
Toho Gas Co., Ltd.	11,000	44,686
Tohoku Electric Power Co., Inc.	12,500	261,263
Tokio Marine Holdings, Inc.	23,300	639,927
Tokuyama Corp.	8,000	58,447
Tokyo Broadcasting System, Inc.	1,800	28,259
Tokyo Electric Power Co., Inc.	40,000	1,028,160
Tokyo Electron Ltd.	5,300	254,560
Tokyo Gas Co., Ltd.	73,000	260,977
Tokyo Steel Manufacturing Co., Ltd.	4,400	53,340
Tokyo Tatemono Co., Ltd. (a)	12,000	66,415
Tokyu Corp.	39,000	196,461
Tokyu Land Corp.	16,000	72,273
TonenGeneral Sekiyu KK	9,000	91,463
Toppan Printing Co., Ltd.	15,000	150,742
Toray Industries, Inc.	41,000	208,194
Toshiba Corp.	123,000	442,764
Tosoh Corp.	15,000	42,323
TOTO Ltd.	10,000	69,713
Toyo Seikan Kaisha Ltd.	5,000	105,374
Toyo Suisan Kaisha Ltd.	2,000	41,278
Toyoda Gosei Co., Ltd.	1,300	34,842
Toyota Boshoku Corp.	1,400	20,765
Toyota Industries Corp.	5,200	128,837
Toyota Motor Corp.	89,400	3,379,704
Toyota Tsusho Corp.	8,800	129,740
Trend Micro, Inc.	3,000	95,496
Tsumura & Co.	1,400	43,624
Ube Industries Ltd.	29,000	80,840
Unicharm Corp.	1,400	106,876
UNY Co., Ltd.	5,000	42,535
Ushio, Inc.	4,000	63,789
USS Co., Ltd.	800	41,047
West Japan Railway Co.	53	175,121
Yahoo! Japan Corp.	460	146,188
Yakult Honsha Co., Ltd.	3,000	57,156
Yamada Denki Co., Ltd.	2,690	156,292
Yamaguchi Financial Group, Inc.	6,000	79,060
Yamaha Corp.	5,000	62,106
Yamaha Motor Co., Ltd.	7,400	81,725
Yamato Holdings Co., Ltd.	12,000	159,432
Yamato Kogyo Co., Ltd.	800	23,452
Yamazaki Baking Co., Ltd.	5,000	56,400
Yaskawa Electric Corp.	6,000	39,771
Yokogawa Electric Corp.	6,000	40,119
(Cost $62,668,225)		63,579,493
Luxembourg 0.5%
ArcelorMittal	26,957	885,313
Millicom International Cellular SA (SDR)*	2,000	113,365
SES (FDR)	9,503	181,433
Tenaris SA (c)	14,644	197,973
(Cost $1,363,265)		1,378,084
Mexico 0.0%
Fresnillo PLC (Cost $50,758)	4,652	40,126
Netherlands 4.3%
Aegon NV	43,388	266,864
Akzo Nobel NV	7,598	334,350
ASML Holding NV	13,955	302,687
Corio NV (REIT)	1,310	63,854
European Aeronautic Defence & Space Co. (a)	10,912	176,836
Fugro NV (CVA)	2,062	85,623
Heineken Holding NV	3,745	119,146
Heineken NV	7,597	282,259
ING Groep NV (CVA)	63,744	641,590
James Hardie Industries NV*	11,685	39,288
Koninklijke (Royal) KPN NV	54,115	745,477
Koninklijke (Royal) Philips Electronics NV	31,653	585,306
Koninklijke Ahold NV	37,802	434,381
Koninklijke Boskalis Westminster NV	1,619	36,712
Koninklijke DSM NV	4,630	145,067
QIAGEN NV*	5,334	99,005
Randstad Holding NV*	3,337	92,628
Reed Elsevier NV	19,459	214,600
Royal Dutch Shell PLC "A"	114,397	2,864,979
Royal Dutch Shell PLC "B"	86,447	2,182,472
SBM Offshore NV	4,735	81,107
TNT NV	12,054	234,782
Unilever NV (CVA)	52,230	1,260,503
Wolters Kluwer NV	8,458	147,999
(Cost $11,722,725)		11,437,515
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	34,698
Contact Energy Ltd.	10,746	40,450
Fletcher Building Ltd.	19,694	83,374
Sky City Entertainment Group Ltd.	17,085	29,487
Telecom Corp. of New Zealand Ltd.	68,543	120,432
(Cost $331,649)		308,441
Norway 0.6%
DnB NOR ASA*	22,850	174,951
Norsk Hydro ASA*	23,800	122,796
Orkla ASA (a)	24,120	175,714
Renewable Energy Corp. AS* (a)	6,050	47,304
StatoilHydro ASA	35,117	693,699
Telenor ASA*	28,000	216,155
Yara International ASA	5,850	163,825
(Cost $920,017)		1,594,444
Portugal 0.3%
Banco Comercial Portugues SA (Registered)	68,071	69,144
Banco Espirito Santo SA (Registered)	19,732	106,476
Brisa Auto-Estradas de Portugal SA	9,843	70,853
CIMPOR - Cimentos de Portugal, SGPS, SA	9,328	68,062
EDP — Energias de Portugal SA	56,695	222,451
Galp Energia, SGPS, SA "B"	5,655	79,443
Jeronimo Martins, SGPS, SA	7,291	49,777
Portugal Telecom SGPS SA (Registered)	19,000	186,066
(Cost $834,245)		852,272
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	39,200	42,911
CapitaLand Ltd.	79,125	200,961
CapitaMall Trust (REIT)	89,870	86,526
City Developments Ltd.	16,000	94,446
ComfortDelGro Corp., Ltd.	80,000	70,632
Cosco Corp., (Singapore) Ltd.	20,000	17,111
DBS Group Holdings Ltd.	57,272	464,791
Fraser & Neave Ltd.	37,488	100,857
Golden Agri-Resources Ltd.	184,080	48,157
Jardine Cycle & Carriage Ltd.	3,604	47,705
Keppel Corp., Ltd.	44,500	211,271
Neptune Orient Lines Ltd.	20,000	20,253
Olam International Ltd.	28,898	48,318
Oversea-Chinese Banking Corp., Ltd.	86,240	396,575
SembCorp Industries Ltd.	29,449	61,223
SembCorp Marine Ltd.	26,600	49,017
Singapore Airlines Ltd.	17,670	161,885
Singapore Exchange Ltd.	30,000	146,565
Singapore Press Holdings Ltd.	46,758	101,800
Singapore Technologies Engineering Ltd.	39,000	65,828
Singapore Telecommunications Ltd.	265,301	547,458
United Overseas Bank Ltd.	37,448	378,282
UOL Group Ltd.	16,544	37,591
Wilmar International Ltd.	22,000	76,032
(Cost $2,567,294)		3,476,195
Spain 4.5%
Abertis Infraestructuras SA	9,787	184,342
Acciona SA	796	97,849
Acerinox SA	5,841	108,102
ACS, Actividades de Construccion y Servicios SA	4,487	227,509
Banco Bilbao Vizcaya Argentaria SA	114,066	1,437,395
Banco de Sabadell SA	30,609	191,373
Banco de Valencia SA	5,608	54,429
Banco Popular Espanol SA	24,665	215,831
Banco Santander SA	261,728	3,158,527
Bankinter SA	9,353	110,615
Cintra Concesiones de Infraestructuras de Transporte SA	7,873	48,962
Criteria Caixacorp SA	26,933	124,562
EDP Renovaveis SA*	6,039	61,946
Enagas	5,709	112,373
Fomento de Construcciones y Contratas SA	1,296	53,230
Gamesa Corp. Tecnologica SA	6,073	115,294
Gas Natural SDG SA	7,966	145,091
Gestevision Telecinco SA	3,997	37,490
Grifols SA	3,866	68,375
Grupo Ferrovial SA	2,461	79,197
Iberdrola Renovables SA*	26,124	119,558
Iberdrola SA	111,477	906,608
Iberia Lineas Aereas de Espana SA*	11,243	23,881
Indra Sistemas SA	3,458	74,917
Industria de Diseno Textil SA	6,765	325,108
Mapfre SA	21,937	71,402
Red Electrica Corporacion SA	3,554	160,797
Repsol YPF SA	22,848	512,358
Sacyr Vallehermoso SA	3,525	48,869
Telefonica SA	136,505	3,095,249
Zardoya Otis SA	4,037	84,217
(Cost $9,082,366)		12,055,456
Sweden 2.3%
Alfa Laval AB	10,000	95,715
Assa Abloy AB "B"	12,500	174,235
Atlas Copco AB "A"	22,526	225,878
Atlas Copco AB "B" (a)	13,452	121,796
Electrolux AB "B"*	9,285	130,152
Getinge AB "B"	6,728	88,223
Hennes & Mauritz AB "B"	17,150	857,355
Holmen AB "B"	900	19,662
Husqvarna AB "B"*	18,577	102,010
Investor AB "B"	13,908	215,122
Lundin Petroleum AB*	4,600	35,782
Nordea Bank AB	103,061	817,723
Sandvik AB	34,925	260,222
Scania AB "B"	9,600	95,546
Securitas AB "B" (a)	10,591	90,142
Skandinaviska Enskilda Banken AB "A"*	46,054	202,425
Skanska AB "B"	11,700	130,848
SKF AB "B"	13,700	169,340
SSAB AB "A" (a)	6,562	76,392
SSAB AB "B"	937	10,088
Svenska Cellulosa AB "B"	17,398	183,085
Svenska Handelsbanken AB "A"	15,164	286,539
Swedbank AB "A"*	10,800	62,880
Swedish Match AB	9,065	147,352
Tele2 AB "B"	10,300	104,334
Telefonaktiebolaget LM Ericsson "B"	96,179	940,751
TeliaSonera AB	70,030	368,372
Volvo AB "A"	11,100	68,655
Volvo AB "B"	33,700	208,829
(Cost $4,546,613)		6,289,453
Switzerland 7.7%
ABB Ltd. (Registered)*	72,114	1,135,110
Actelion Ltd. (Registered)*	2,742	143,790
Adecco SA (Registered)	3,815	159,317
Aryzta AG*	2,058	66,199
Baloise Holding AG (Registered)	1,529	113,504
Compagnie Financiere Richemont SA "A"	16,187	337,268
Credit Suisse Group AG (Registered)	36,710	1,675,799
Geberit AG (Registered)	1,370	168,847
Givaudan SA (Registered)*	239	146,406
Holcim Ltd. (Registered)	6,436	366,614
Julius Baer Holding AG (Registered)	6,208	242,050
Kuehne & Nagel International AG (Registered)	1,621	127,249
Lindt & Spruengli AG	19	35,560
Lindt & Spruengli AG (Registered)	3	66,302
Logitech International SA (Registered)*	4,867	67,782
Lonza Group AG (Registered) (a)	1,455	144,503
Nestle SA (Registered)	117,790	4,445,530
Nobel Biocare Holding AG	500	10,915
Nobel Biocare Holding AG (Registered)	4,045	88,674
Novartis AG (Registered)	68,647	2,789,022
Pargesa Holding SA (Bearer)	692	43,179
Roche Holding AG (Genusschein)	22,784	3,099,735
Schindler Holding AG	1,409	87,567
SGS SA (Registered)*	167	207,374
Sonova Holding AG (Registered)	1,615	131,431
STMicroelectronics NV	24,790	185,970
Straumann Holding AG (Registered)	150	27,371
Swatch Group AG (Bearer)	1,155	185,726
Swatch Group AG (Registered)	1,800	59,020
Swiss Life Holding AG (Registered)*	1,147	99,570
Swiss Re (Registered)	10,400	344,089
Swisscom AG (Registered)	705	216,541
Syngenta AG (Registered)	3,111	722,419
Synthes, Inc.	1,884	182,373
UBS AG (Registered)*	95,830	1,172,455
Xstrata PLC	59,121	652,041
Zurich Financial Services AG	4,816	852,479
(Cost $16,180,780)		20,599,781
United Kingdom 18.4%
3i Group PLC	32,921	131,718
Admiral Group PLC	5,394	77,447
AMEC PLC	13,043	140,432
Anglo American PLC	42,794	1,248,760
Antofagasta PLC	12,507	121,451
Associated British Foods PLC	11,446	143,763
AstraZeneca PLC	46,923	2,066,366
Autonomy Corp. PLC*	6,115	144,893
Aviva PLC	87,635	495,220
BAE Systems PLC	112,293	626,823
Balfour Beatty PLC	15,608	79,457
Barclays PLC	301,065	1,402,279
Berkeley Group Holdings PLC*	3,365	44,640
BG Group PLC	107,571	1,807,402
BHP Billiton PLC	71,574	1,616,715
BP PLC	605,176	4,788,851
British Airways PLC*	20,939	43,123
British American Tobacco PLC	64,744	1,788,579
British Land Co. PLC (REIT)	24,969	157,474
British Sky Broadcasting Group PLC	35,332	265,052
BT Group PLC	240,040	401,851
Bunzl PLC	10,766	89,180
Burberry Group PLC	14,663	102,351
Cable & Wireless	73,524	161,363
Cadbury PLC	42,094	359,583
Cairn Energy PLC*	4,342	167,743
Capita Group PLC	18,148	213,951
Carnival PLC	5,033	133,552
Carphone Warehouse Group PLC	10,867	28,453
Centrica PLC	157,117	577,359
Cobham PLC	35,339	100,796
Compass Group PLC	57,226	322,468
Diageo PLC	81,387	1,168,793
Drax Group PLC	11,388	82,427
Eurasian Natural Resources Corp. (d)	10,480	113,359
FirstGroup PLC	18,841	111,246
Friends Provident Group PLC	73,638	79,808
G4S PLC	42,853	147,366
GlaxoSmithKline PLC	167,859	2,955,923
Hammerson PLC	24,266	122,981
Home Retail Group PLC	28,789	123,472
HSBC Holdings PLC	555,665	4,612,918
ICAP PLC	18,409	137,072
Imperial Tobacco Group PLC	33,191	863,273
InterContinental Hotels Group PLC	10,738	110,388
International Power PLC	44,500	174,712
Invensys PLC	24,603	90,691
Investec PLC	11,827	63,832
J Sainsbury PLC	32,526	167,926
Johnson Matthey PLC	6,290	119,432
Kazakhmys PLC	6,659	69,413
Kingfisher PLC	73,210	214,620
Ladbrokes PLC	18,509	56,378
Land Securities Group PLC (REIT)	23,440	182,362
Legal & General Group PLC	183,688	171,661
Liberty International PLC (REIT)	10,479	68,795
Lloyds Banking Group PLC	506,085	582,427
London Stock Exchange Group PLC	5,196	60,212
Lonmin PLC	4,429	85,792
Man Group PLC	52,821	242,441
Marks & Spencer Group PLC	48,893	246,768
National Grid PLC	79,291	715,130
Next PLC	7,135	172,907
Old Mutual PLC	171,616	228,526
Pearson PLC	25,078	251,898
Prudential PLC	77,253	525,657
Reckitt Benckiser Group PLC	19,702	897,900
Reed Elsevier PLC	34,016	253,633
Rexam PLC	20,867	97,955
Rio Tinto PLC	29,195	1,016,369
Rolls-Royce Group PLC*	61,825	368,636
Royal Bank of Scotland Group PLC*	540,607	343,786
RSA Insurance Group PLC	97,276	193,024
SABMiller PLC	28,190	573,872
Schroders PLC	3,819	51,696
Scottish & Southern Energy PLC	29,375	551,503
Segro PLC (REIT)	176,852	70,822
Serco Group PLC	16,202	112,565
Severn Trent PLC	7,488	135,061
Shire PLC	16,409	226,316
Smith & Nephew PLC	27,412	203,226
Smiths Group PLC	12,028	139,199
Standard Chartered PLC	61,663	1,161,397
Standard Life PLC	74,863	229,238
Tesco PLC	255,385	1,488,542
The Sage Group PLC	40,586	119,195
Thomas Cook Group PLC	15,210	51,582
Thomson Reuters PLC	5,289	150,912
Tomkins PLC	28,347	69,271
Tui Travel PLC	14,230	54,407
Tullow Oil PLC	25,717	397,874
Unilever PLC	40,870	959,048
United Utilities Group PLC	19,968	163,550
Vedanta Resources PLC	4,718	100,425
Vodafone Group PLC	1,697,011	3,280,276
Whitbread PLC	6,446	86,763
William Morrison Supermarkets PLC	68,605	267,326
Wolseley PLC*	8,334	159,329
WPP PLC	38,959	259,120
(Cost $51,626,299)		49,203,519
Total Common Stocks (Cost $246,220,782)		263,113,781

Preferred Stocks 0.3%
Germany
Fresenius SE	2,361	127,583
Henkel AG & Co. KGaA	6,141	191,873
Porsche Automobil Holding SE	3,155	212,018
RWE AG	1,157	77,092
Volkswagen AG	3,777	264,271
(Cost $868,258)		872,837

Warrants 0.0%
Italy 0.0%
UBI Banca-Unione di Banche Italiane ScpA, Expiration Date 6/30/2011* (Cost $0)	18,829	25,040
Japan 0.0%
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	9,000	1,686
Total Warrants (Cost $0)		26,726

Rights 0.1%
Australia 0.0%
Rio Tinto Ltd., Expiration Date 7/1/2009* (Cost $47,379)	5,021	85,369
Belgium 0.0%
Fortis, Expiration Date 7/4/2014* (Cost $0)	80,556	0
Italy 0.0%
UBI Banca-Unione di Banche Italiane ScpA, Expiration Date 7/3/2009* (Cost $5,662)	18,829	1,286
Norway 0.0%
Renewable Energy Corp. AS, Expiration Date 7/13/2009* (a) (Cost $25,585)	2,086	7,461
Singapore 0.0%
Golden Agri-Resources Ltd., Expiration Date 7/16/2009*	31,293	4,321
Neptune Orient Lines Ltd., Expiration Date 7/8/2009*	15,000	1,812
(Cost $1,288)		6,133
United Kingdom 0.1%
Rio Tinto PLC, Expiration Date 7/1/2009* (Cost $82,887)	15,327	176,008
Total Rights (Cost $162,801)		276,257

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 0.48% (e) (f) (Cost $4,545,848)	4,545,848	4,545,848

Cash Equivalents 0.0%
Cash Management QP Trust, 0.27% (e) (Cost $5,147)	5,147	5,147
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $251,802,836)+	100.3	268,840,596
Other Assets and Liabilities, Net	(0.3)	(708,166)
Net Assets	100.0	268,132,430
* Non-income producing security.
+ The cost for federal income tax purposes was $259,168,366. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $9,672,230. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,247,086 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,574,856.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $4,282,450, which is 1.6% of net assets.
(b) Affiliated issuer. This security is owned in proportion with its representation in the index.
(c) Security is listed in country of domicile. Significant business activities of company are in Argentina.
(d) Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipt

PPS: Price Protected Shares

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

VVPR: Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
ASX SPI 200 Index	9/17/2009	4	314,504	314,343	(161)
DJ Euro Stoxx 50 Index	9/18/2009	45	1,530,522	1,513,814	(16,708)
FTSE 100 Index	9/18/2009	10	729,025	693,915	(35,110)
Hang Seng Index	7/30/2009	1	116,955	118,838	1,883
TOPIX Index	9/11/2009	10	962,079	959,672	(2,407)
Total net unrealized depreciation					(52,503)

At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	100,000	AUD	125,714	9/16/2009	723
USD	2,083,000	EUR	1,494,230	9/16/2009	13,179
USD	871,000	GBP	531,918	9/16/2009	4,111
USD	1,517,000	JPY	148,858,052	9/16/2009	29,575
AUD	323,777	USD	260,000	9/16/2009	588
EUR	79,276	USD	111,378	9/16/2009	181
GBP	28,793	USD	47,449	9/16/2009	85
GBP	260,944	USD	430,000	9/16/2009	696
JPY	29,080,787	USD	305,174	9/16/2009	3,036
Total unrealized appreciation					52,174
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	320,000	AUD	392,418	9/16/2009	(5,592)
USD	320,000	AUD	399,388	9/16/2009	(8)
USD	250,000	JPY	23,773,325	9/16/2009	(3,005)
EUR	292,409	USD	410,000	9/16/2009	(151)
EUR	193,459	USD	269,727	9/16/2009	(1,630)
HKD	774,602	USD	100,000	9/16/2009	(15)
USD	198,000	HKD	1,533,633	9/16/2009	(113)
JPY	27,461,840	USD	269,727	9/16/2009	(5,317)
Total unrealized depreciation					(15,831)
Currency Abbreviations
AUD Australian Dollar EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Australia	$ —	$ 19,119,778	$ —	$ 19,119,778
Austria	—	855,773	—	855,773
Belgium	0	2,446,633	—	2,446,633
Bermuda	—	130,757	—	130,757
Channel Islands	—	143,960	—	143,960
Cyprus	—	90,167	—	90,167
Denmark	—	2,459,043	—	2,459,043
Finland	—	3,421,440	—	3,421,440
France	—	25,656,532	—	25,656,532
Germany	—	20,714,460	—	20,714,460
Greece	—	1,447,438	—	1,447,438
Hong Kong	—	6,500,417	—	6,500,417
Ireland	—	1,000,766	—	1,000,766
Italy	—	9,271,330	25,040	9,296,370
Japan	—	63,579,493	1,686	63,581,179
Luxembourg	—	1,378,084	—	1,378,084
Mexico	—	40,126	—	40,126
Netherlands	—	11,437,515	—	11,437,515
New Zealand	—	308,441	—	308,441
Norway	—	1,601,905	—	1,601,905
Portugal	—	852,272	—	852,272
Singapore	—	3,482,328	—	3,482,328
Spain	—	12,055,456	—	12,055,456
Sweden	—	6,289,453	—	6,289,453
Switzerland	—	20,599,781	—	20,599,781
United Kingdom	—	49,379,527	—	49,379,527
Short-Term Investments (g)	4,545,848	5,147	—	4,550,995
Derivatives (h)	—	52,174	—	52,174
Total	$ 4,545,848	$ 264,320,196	$ 26,726	$ 268,892,770
Liabilities
Derivatives (h)	(52,503)	(15,831)	—	(68,304)
Total	$ (52,503)	$ (15,831)	$ —	$ (68,304)
(g) See Investment Portfolio for additional detailed categorizations.
(h) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value.

	Common Stocks and/or Other Equity Investments
Level 3 Reconciliation	Australia	Japan	Italy	Total
Balance as of December 31, 2008	$ 367,645	$ 1,287	$ —	$ 368,932
Total realized gains (loss)	3,158	—	—	3,158
Change in unrealized appreciation (depreciation)	37,642	399	25,040	63,081
Amortization premium/discount	—	—	—	—
Net purchases (sales)	43,380	—	0	43,380
Net transfers in (out) of Level 3	(451,825)	—	—	(451,825)
Balance as of June 30, 2009	$ —	$ 1,686	$ 25,040	$ 26,726
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ —	$ 399	$ 25,040	$ 25,439

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $247,251,841) — including $4,282,450 of securities loaned	$ 264,289,601
Investment in Daily Assets Fund Institutional (cost $4,545,848)*	4,545,848
Investment in Cash Management QP Trust (cost $5,147)	5,147
Total investments, at value (cost $251,802,836)	268,840,596
Cash	9,942
Foreign currency, at value (cost $621,498)	621,972
Deposits with broker for open futures contracts	2,307,475
Receivable for Fund shares sold	69,479
Receivable for investments sold	4,575
Dividends receivable	658,383
Interest receivable	26,176
Unrealized appreciation on open forward currency exchange contracts	52,174
Net receivable on closed forward currency exchange contracts	1,271
Foreign taxes recoverable	388,477
Other assets	32,011
Total assets	273,012,531
Liabilities
Payable upon return of securities loaned	4,545,848
Payable for Fund shares redeemed	48,375
Payable for variation margin on open futures contracts	54,055
Unrealized depreciation on open forward currency exchange contracts	15,831
Accrued management fee	55,727
Other accrued expenses and payables	160,265
Total liabilities	4,880,101
Net assets, at value	$ 268,132,430
* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	2,929,065
Net unrealized appreciation (depreciation) on: Investments	17,037,760
Futures	(52,503)
Foreign currency	41,650
Accumulated net realized gain (loss)	(77,957,831)
Paid-in capital	326,134,289
Net assets, at value	$ 268,132,430
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($268,132,430 ÷ 26,245,954 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.22
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $560,233)	5,277,281
Interest — Cash Management QP Trust	7,625
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	253,888
Other income	1,754
Total Income	5,540,548
Expenses: Management fee	290,324
Administration fee	116,130
Services to shareholders	44,197
Custodian fee	85,882
Trustees' fees and expenses	1,257
Reports to shareholders	16,943
Registration fees	7,521
Legal fees	17,893
Audit and tax fees	33,603
Other	34,603
Total expenses	648,353
Net investment income	4,892,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(11,171,817)
Futures	386,244
Foreign currency	327,347
(10,458,226)
Change in net unrealized appreciation (depreciation) on: Investments	20,046,936
Futures	(207,071)
Foreign currency	(14,175)
19,825,690
Net gain (loss)	9,367,464
Net increase (decrease) in net assets resulting from operations	$ 14,259,659

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 4,892,195	$ 12,600,787
Net realized gain (loss)	(10,458,226)	(35,293,753)
Change in net unrealized appreciation (depreciation)	19,825,690	(192,644,057)
Net increase (decrease) in net assets resulting from operations	14,259,659	(215,337,023)
Distributions to shareholders from: Net investment income	(1,078,359)	(9,427,064)
Fund share transactions: Proceeds from shares sold	36,343,170	129,403,355
Reinvestment of distributions	1,002,913	8,598,551
Cost of shares redeemed	(37,048,890)	(133,897,460)
Redemption fees	2,557	2,955
Net increase (decrease) in net assets from Fund share transactions	299,750	4,107,401
Increase (decrease) in net assets	13,481,050	(220,656,686)
Net assets at beginning of period	254,651,380	475,308,066
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $2,929,065 and $884,771, respectively)	$ 268,132,430	$ 254,651,380

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 9.64	$ 17.39	$ 16.17	$ 13.15	$ 11.89	$ 10.35
Income (loss) from investment operations: Net investment income (loss)	.19[b]	.45[b]	.42[b]	.35[b]	.29[b]	.33
Net realized and unrealized gain (loss)	.43	(7.84)	1.30	3.03	1.33	1.64
Total from investment operations	.62	(7.39)	1.72	3.38	1.62	1.97
Less distributions from: Net investment income	(.04)	(.36)	(.50)	(.36)	(.33)	(.43)
Tax return of capital	—	—	—	—	(.03)	—
Total distributions	(.04)	(.36)	(.50)	(.36)	(.36)	(.43)
Redemption fees	.00***	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 10.22	$ 9.64	$ 17.39	$ 16.17	$ 13.15	$ 11.89
Total Return (%)	6.56**	(42.46)	10.71	25.69[c]	13.57[c]	19.42[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	268	255	475	400	309	285
Ratio of expenses before expense reductions (%)	.56*	.52	.47	.55	.56	.58
Ratio of expenses after expense reductions (%)	.56*	.52	.47	.45	.40	.40
Ratio of net investment income (loss) (%)	4.21*	3.18	2.40	2.40	2.35	1.98
Portfolio turnover rate	6**	16	7	8[d]	16	12
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed. This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. The Fund has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Fund's fiscal year. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of June 30, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2009 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 53,445
$ 53,445

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open forward foreign currency exchange contracts and net receivable on closed forward currency exchange contracts.
Liability Derivatives	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	15,831	—	15,831
Equity Contracts (b)	—	52,503	52,503
	$ 15,831	$ 52,503	$ 68,334

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on open forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	82,874	—	82,874
Equity Contracts (b)	—	386,244	386,244
	$ 82,874	$ 386,244	$ 469,118

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from futures contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	(34,316)	—	(34,316)
Equity Contracts (b)	—	(207,071)	(207,071)
	$ (34,316)	$ (207,071)	$ (241,387)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on futures contracts

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $39,478,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, ($14,050,000), December 31, 2010 ($14,930,000), December 31, 2011 ($145,000) and December 31, 2016 ($10,353,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under sections 382-383 of the Internal Revenue Code.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred approximately $22,413,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, investments in futures, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments), aggregated $22,741,335 and $14,062,835, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor.

Northern Trust Investments, N.A. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $116,130, of which $22,291 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2009, the amount charged to the Fund by DISC aggregated $27,928, of which $10,426 was unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,801, of which $8,054 is unpaid.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold	3,998,942	$ 36,343,170	9,301,915	$ 129,403,355
Shares issued to shareholders in reinvestment of distributions	120,687	$ 1,002,913	897,084	$ 8,598,551
Shares redeemed	(4,302,437)	$ (37,048,890)	(11,107,754)	$ (133,897,460)
Redemption fees		$ 2,557		$ 2,955
Net increase (decrease)	(182,808)	$ 299,750	(908,755)	$ 4,107,401

F. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 21, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009